Accounts Receivable	12 Months Ended
Dec. 31, 2019
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

NOTE 4 – ACCOUNTS RECEIVABLE

Accounts receivable is net of allowance for doubtful accounts.

	As of
	December 31, 2019	December 31, 2018
Accounts receivable	$13,009,686	$11,082,207
Less: allowance for doubtful accounts	(1,037,797)	(906,138)
Accounts receivable, net	$11,971,889	$10,176,069

Changes in the allowance for doubtful accounts are as follows:

	For the year ended December 31,
	2019	2018
Beginning balance	$906,138	$651,248
Provision for doubtful accounts	131,659	254,890
Ending balance	$1,037,797	$906,138